Future Minimum Rental Commitments for Noncancelable Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Capitalized leases
2014	¥ 5,926
2015	4,997
2016	4,408
2017	3,690
2018	3,045
2019 and thereafter	3,704
Total minimum lease payments	25,770
Amount representing interest	1,364
Present value of minimum lease payments	24,406
Operating leases
2014	43,129
2015	19,835
2016	15,007
2017	10,771
2018	7,425
2019 and thereafter	20,337
Total minimum lease payments	¥ 116,504